Stockholders' Deficit (Details Narrative)																												1 Months Ended						3 Months Ended				9 Months Ended		12 Months Ended
	Sep. 30, 2020 USD ($) $ / shares shares	Jul. 24, 2020 shares	Jul. 20, 2020 USD ($) $ / shares shares	Jun. 26, 2020 $ / shares shares	Jun. 16, 2020 USD ($) Integer $ / shares shares	Jun. 05, 2020	Apr. 30, 2020 shares	Feb. 29, 2020 shares	Jan. 31, 2020 USD ($) shares	Jan. 08, 2020 shares	Jan. 07, 2020 USD ($) $ / shares shares	Oct. 03, 2019 USD ($) $ / shares shares	Oct. 02, 2019 USD ($) $ / shares shares	Sep. 06, 2019 USD ($) $ / shares shares	Aug. 30, 2019 USD ($) $ / shares shares	Aug. 29, 2019 USD ($)	Aug. 19, 2019 shares	Aug. 16, 2019 USD ($) $ / shares shares	Jul. 12, 2019 USD ($) $ / shares shares	Jul. 08, 2019 USD ($) $ / shares shares	Jun. 14, 2019 USD ($) $ / shares shares	May 01, 2019 USD ($) $ / shares shares	May 01, 2019 USD ($) $ / shares shares	Apr. 09, 2019 USD ($) $ / shares shares	Feb. 25, 2019 USD ($) $ / shares shares	Feb. 25, 2019 USD ($) $ / shares shares	Jun. 18, 2018 USD ($) $ / shares shares	Aug. 10, 2020 USD ($) shares	Jul. 24, 2020 shares	Jul. 20, 2020 USD ($) $ / shares shares	Jun. 29, 2020 shares	Apr. 30, 2020 shares	Aug. 31, 2019 $ / shares shares	Sep. 30, 2020 USD ($) $ / shares shares	Sep. 30, 2019 USD ($) $ / shares shares	Jun. 30, 2019 USD ($) shares	Mar. 31, 2019 USD ($) shares	Sep. 30, 2020 USD ($) $ / shares shares	Sep. 30, 2019 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Aug. 13, 2020 $ / shares	Jul. 08, 2020 shares	Apr. 09, 2020 shares	Mar. 09, 2020 USD ($)	Jan. 30, 2020 USD ($) $ / shares	Jun. 11, 2019	Jul. 31, 2018 shares
Preferred stock, authorized | shares	10,000,000																																	10,000,000				10,000,000		10,000,000	10,000,000							10,000,000
Preferred stock, par value | $ / shares	$ 0.001																																	$ 0.001				$ 0.001		$ 0.001	$ 0.001
Shares issued, price per share | $ / shares																																									$ 2.06
Common stock issuable, shares | shares	0																																	0				0		25,000	0
Number of share issued for common stock | shares				4,000,000,000													100,000											85,710,419			70,203,889
Voting percentage				51.00%																							100.00%
Warrant to purchase shares of common stock | shares											8,644,474
Gain (loss) of debt extinguishment																												$ 237,664						$ 907,447	$ (4,714,751)			$ 7,151,041	$ 39,203,017	$ 39,090,168
Common stock par value | $ / shares	$ 0.001			$ 0.001																														$ 0.001				$ 0.001		$ 0.001	$ 0.001
Value of stock issued for service rendered																																			2,528,646	$ 2,465,500	$ 2,750,808			$ 8,526,204	$ 4,326,000
Number of share issued for common stock, value																																								(17,934,000)
Professional fees																																		$ 621,105	$ 517,277			$ 3,523,811	$ 1,588,359	2,096,359	1,993,130
Warrant exercise price | $ / shares											$ 0.40
Debt conversion price, per share | $ / shares											$ 0.40
Fair value of warrants																																								(3,620,498)
Cashless warrants exercise | shares																												83,662,448			73,635,000
Sale of stock, price per share | $ / shares																								$ 12.81
Debt original issue discount																																									$ 6,383					$ 1,287,473
Deemed dividend											$ 17,836,244
Derivative liabilities																																								$ 123,795
Dividend Rate [Member]
Warrants input					0																																			0.00							0.00
Expected Term [Member]
Warrant term					5 years
Volatility [Member]
Warrants input | Integer					298.8
Risk Free Interest Rate [Member]
Warrants input					0.33																																										1.92
Maximum [Member] | Risk Free Interest Rate [Member]
Warrants input																																								2.40
Minimum [Member] | Risk Free Interest Rate [Member]
Warrants input																																								2.28
Warrants [Member]
Debt principal balance															$ 2,469,840
Warrant to purchase shares of common stock | shares	827,200																																	827,200				827,200
Warrant issued | shares									374,000
Warrant exercise price | $ / shares											$ 0.40			$ 2.50																			$ 3.50							$ 3.50		$ 2.50
Proceeds from warrant issuance																$ 295,534
Debt original issue discount									$ 262,872						$ 246,984
Deemed dividend														$ 981,548
Convertible Debt [Member]
Gain (loss) of debt extinguishment																																						$ 3,669,367
Warrant issued | shares																																						1,015,000
Debt conversion price, per share | $ / shares	$ 2.50																																	$ 2.50				$ 2.50
Debt original and induced conversion	$ 1,164,220																																	$ 1,164,220				$ 1,164,220
Fair value of common stock	2,505,147																																	2,505,147				2,505,147
Fair value of warrants																																						$ 1,015,000
Conversion Debt [Member]
Shares issued, price per share | $ / shares																																			$ 2.50				$ 2.50
Number of share issued for common stock | shares													28,367																						423,711
Conversion of common stock shares issued | shares																																			423,711			417,863,999
Accrued interest payable	218,600												$ 13,417																					$ 218,600	$ 113,027			$ 218,600	$ 113,027
Warrant to purchase shares of common stock | shares													28,367
Number of share issued for common stock, value																																			$ 1,059,277
Professional fees																																						8,180
Warrant issued | shares																																			423,711
Warrant exercise price | $ / shares													$ 2.50																						$ 2.50				$ 2.50
Value of conversion of shares issued																																			$ 946,250			2,844,979
Accrued interest																																			$ 113,028
Debt conversion price, per share | $ / shares													$ 2.50																						$ 2.50				$ 2.50
Note Conversion Agreement [Member]
Shares issued, price per share | $ / shares																			$ 2.50
Number of share issued for common stock | shares																			203,000
Warrant to purchase shares of common stock | shares																			203,000
Warrant exercise price | $ / shares																			$ 1.81
Value of conversion of shares issued																			$ 500,000
Accrued interest																			$ 7,500
Note Conversion Agreement One [Member]
Shares issued, price per share | $ / shares																			$ 2.50
Number of share issued for common stock | shares																			812,000
Warrant to purchase shares of common stock | shares																			812,000
Warrant exercise price | $ / shares																			$ 2.50
Value of conversion of shares issued																			$ 2,000,000
Accrued interest																			$ 30,000
Conversion Debt [Member]
Conversion of common stock shares issued | shares																																		477,682,407
Accrued interest payable	$ 82,852																																	$ 82,852				$ 82,852
Gain (loss) of debt extinguishment																																		512,366
Professional fees																																		900
Value of conversion of shares issued																																		$ 4,215,651
2020 Warrants [Member]
Warrant issued | shares	453,200						453,200
2020 Warrants [Member] | Warrants [Member]
Warrant term	5 years																																	5 years				5 years
2020 Notes [Member]
Warrant issued | shares								453,200
Fair value of warrants																																						$ 456,858
Proceeds from warrant issuance																																						$ 456,858
August 2019 Warrants [Member]
Warrant exercise price | $ / shares	$ 0.006																																	$ 0.006				$ 0.006
Five Year Warrants [Member]
Warrant to purchase shares of common stock | shares					28,100,000																												585,000
Professional fees																																						$ 1,963,291
Warrant exercise price | $ / shares	0.006				$ 0.06																												$ 2.50	0.006				$ 0.006
Fair value of warrants					$ 1,963,291
Warrant term					5 years																												5 years
October 3 Warrants [Member]
Warrant exercise price | $ / shares	0.006																																	0.006				0.006
New Convertible Debt [Member]
Warrant exercise price | $ / shares	$ 0.006										$ 0.40																							$ 0.006				$ 0.006
Debt conversion price, per share | $ / shares																																														$ 0.40
Derivative liabilities																																														$ 11,381,885
New Convertible Debt [Member] | Maximum [Member]
Warrant to purchase shares of common stock | shares	604,076,186																																	604,076,186				604,076,186
New Convertible Debt [Member] | Minimum [Member]
Warrant to purchase shares of common stock | shares	9,061,143																																	9,061,143				9,061,143
New Convertible Debt One [Member]
Warrant to purchase shares of common stock | shares											416,669
Warrant exercise price | $ / shares											$ 0.40
Debt conversion price, per share | $ / shares											$ 0.40
Deemed dividend											$ 859,768
Bellridge [Member]
Shares issued, price per share | $ / shares			$ 0.049																											$ 0.049
Gain (loss) of debt extinguishment																														$ 502,742
Common shares issued in connection with settlement of certain claims, shares | shares																														10,281,018
Common shares issued in connection with settlement of certain claims																														$ 502,742
Chief Executive Officer [Member]
Number of stock issued for service rendered | shares																									2,670,688	2,670,688	1,500,000
Shares issued, price per share | $ / shares																									$ 1.03	$ 1.03	$ 2.06
Stock-based compensation																									$ 2,750,808	$ 2,750,808	$ 3,090,000
Value of stock issued for service rendered																									$ 2,750,808	$ 2,750,808	$ 3,090,000
Consultants [Member]
Number of stock issued for service rendered | shares																						30,000	265,500
Shares issued, price per share | $ / shares																						$ 8.85	$ 8.85
Stock-based compensation																						$ 265,500	$ 30,000
Value of stock issued for service rendered																						$ 265,500	$ 265,500
Employees [Member]
Number of stock issued for service rendered | shares																					200,000
Shares issued, price per share | $ / shares																					$ 11.00
Stock-based compensation																					$ 2,200,000
Number of share issued for common stock | shares																					200,000
Value of stock issued for service rendered																					$ 2,200,000
Number of share issued for common stock, value																					$ 2,200,000
Investors [Member] | 2020 Warrants [Member] | Warrants [Member]
Warrant to purchase shares of common stock | shares	827,200																																	827,200				827,200
Warrant exercise price | $ / shares	$ 0.40																																	$ 0.40				$ 0.40
Exchange Agreements [Member] | Investors [Member] | August 2019 Notes [Member]
Debt principal balance			$ 500,184																											500,184
Accrued interest payable			$ 85,827																											$ 85,827
Warrant to purchase shares of common stock | shares			423,159,293																											423,159,293
Gain (loss) of debt extinguishment			$ 239,678
Exchange Agreements [Member] | Two Investors [Member] | August 2019 Notes [Member]
Debt principal balance			$ 500,184																											$ 500,184
Warrant to purchase shares of common stock | shares			423,159,293																											423,159,293
Gain (loss) of debt extinguishment			$ 239,678
Accrued interest			$ 85,828
Consulting Agreement [Member] | Investors [Member]
Number of stock issued for service rendered | shares																				50,000
Shares issued, price per share | $ / shares																				$ 2.50
Number of share issued for common stock | shares																																							50,000
Value of stock issued for service rendered																				$ 125,000
Agreement term																				1 year
Vested shares | shares										25,000
Shares to be vested | shares																																											25,000
Vesting period																				1 year
Unrecognized professional fees																																							$ 96,354
Stock-based professional fees																																						$ 36,458	$ 28,646
Consulting Agreement [Member] | Consultants [Member]
Number of stock issued for service rendered | shares																				50,000
Shares issued, price per share | $ / shares																				$ 2.50
Common stock issuable, shares | shares																																								25,000
Value of stock issued for service rendered																				$ 125,000
Agreement term																				1 year
Unrecognized professional fees																																								$ 65,104
Settlement Agreement [Member]
Debt principal balance																																													$ 272,700
Accrued interest payable	$ 9,190																																	$ 9,190				9,190
Gain (loss) of debt extinguishment																																						76,777
Number of cancellation of common shares | shares																																25,000
Exchange Agreement [Member]
Shares issued, price per share | $ / shares																								$ 12.81
Number of share issued for common stock | shares																								600,000
Gain (loss) of debt extinguishment																								$ 7,686,000
Number of share issued for common stock, value																								$ 7,686,000
Common stock, description																								360,000 shares to Bellridge and 240,000 shares to Placement Agent.
Share Exchange Agreement [Member] | Steven Yariv [Member]
Number of cancellation of common shares | shares																							1,000,000
Number of cancellation of common shares, value																							$ 56,987
Note Conversion Agreement [Member]
Conversion of common stock shares issued | shares																			203,000
Accrued interest payable																			$ 7,500
Warrant to purchase shares of common stock | shares																			203,000
Gain (loss) of debt extinguishment																																						15,704,425		$ 3,669,367
Warrant issued | shares																																								1,015,000
Warrant exercise price | $ / shares																			$ 1.81
Debt conversion price, per share | $ / shares																			$ 2.50																					$ 2.50
Fair value of warrants																																								$ 2,505,147
Warrant term																			5 years
Subscription Agreements [Member]
Number of share issued for common stock | shares																																			585,000
Warrant to purchase shares of common stock | shares																																			585,000				585,000
Warrant exercise price | $ / shares																																			$ 2.50				$ 2.50
Warrant term																																			5 years				5 years
Proceeds from warrant issuance																																			$ 1,462,500
Sale of stock, price per share | $ / shares																																			$ 2.50				$ 2.50
Securities Purchase Agreement [Member]
Warrant exercise price | $ / shares											$ 0.40			$ 2.50	$ 3.50
Debt conversion price, per share | $ / shares											$ 0.40
Fair value of warrants															$ 1,225,109
Sale of stock, price per share | $ / shares														$ 2.50
Debt original issue discount	$ 188,000																																	$ 188,000				$ 188,000
Deemed dividend											$ 17,836,244			$ 981,548
Securities Purchase Agreement [Member] | Maximum [Member]
Warrant to purchase shares of common stock | shares														395,176	987,940
Securities Purchase Agreement [Member] | Minimum [Member]
Warrant to purchase shares of common stock | shares														1,383,116
Securities Purchase Agreement [Member] | Warrants [Member]
Warrant exercise price | $ / shares	$ 0.40																																	$ 0.40				$ 0.40
Fair value of warrants																																						$ 262,872
Debt original issue discount	$ 1,287,474																																	$ 1,287,474				1,287,474
Securities Purchase Agreement [Member] | 2020 Notes [Member]
Debt principal balance	698,821																																	698,821				698,821
Accrued interest payable	3,731																																	3,731				3,731
Debt original issue discount	$ 102,579																																	$ 102,579				$ 102,579
Securities Purchase Agreement [Member] | August 2019 Warrants [Member]
Warrant exercise price | $ / shares															$ 3.50
Warrant term															5 years
Securities Purchase Agreement [Member] | August 2019 Warrants [Member] | Maximum [Member]
Warrant to purchase shares of common stock | shares															987,940
Securities Purchase Agreement [Member] | Accredited Investor [Member]
Warrant to purchase shares of common stock | shares												66,401
Warrant exercise price | $ / shares												$ 3.51
Debt conversion price, per share | $ / shares												$ 2.50
Fair value of warrants												$ 82,771
Warrant term												5 years
Securities Purchase Agreement [Member] | Accredited Investor [Member] | October 3 Warrants [Member]
Warrant to purchase shares of common stock | shares												66,667
Warrant exercise price | $ / shares												$ 2.50
Bellridge [Member]
Number of restricted common stock issued | shares																								800,000
Shares issued, price per share | $ / shares																								$ 12.81
Common stock issuable, shares | shares																																	700,000
Number of share issued for common stock | shares																								800,000									100,000
Gain (loss) of debt extinguishment																								$ 10,248,000
Number of share issued for common stock, value																								10,248,000
Number of restricted common stock issued, value																								$ 1,800,000
Common stock, description																								50,000 shares and (ii) the balance of the 800,000 shares owed. The "Beneficial Ownership Limitation" shall be 4.99% of the number of shares of the Company's common stock outstanding immediately after giving effect to the issuance of shares of common stock issuable pursuant to this Agreement.
Series A Convertible Preferred Stock [Member]
Preferred stock, authorized | shares																																								4,000,000	4,000,000			4,000,000
Number of restricted common stock issued | shares																								2,600,000
Preferred stock, par value | $ / shares																																								$ 0.001	$ 0.001
Preferred stock, stated value | $ / shares																																								$ 1.00
Number of preferred shares agreed to exchange into restricted common stock | shares																								4,000,000
Preferred stock, shares issued | shares																																								0	4,000,000
Series B Convertible Preferred Stock [Member]
Preferred stock, authorized | shares																																	1,700,000
Preferred stock, par value | $ / shares	$ 0.001																																$ 0.001	$ 0.001				$ 0.001		$ 0.001	$ 0.001
Preferred stock, stated value | $ / shares																																	$ 0.001
Number of preferred shares agreed to exchange into restricted common stock | shares																		700,000
Common stock issuable, shares | shares																		700,000
Number of share issued for common stock | shares																													1,000,000					398,350,000
Preferred stock, shares issued | shares	700,000																																	700,000				700,000		1,700,000	1,700,000
Conversion of stock | shares																													1,000,000					398,350
Conversion ratio description																																		The conversion ratio was 1,000 shares of common stock for each share of Series D based on the Series D COD
Series B Convertible Preferred Stock [Member] | John Mercadante [Member]
Voting rights description						On June 5, 2020, the Company sold to John Mercadante, for $100, one share of Series C Preferred Stock which has voting power equal to 51% of the number of votes eligible to vote at any special or annual meeting of the Company's stockholders (with the power to take action by written consent in lieu of a stockholders meeting) for the sole purpose of amending the Company's Amended and Restated Articles of Incorporation to increase the number of shares of common stock that the Company is authorized to issue.
Voting percentage						51.00%
Series B Convertible Preferred Stock [Member] | August 2019 Purchase Agreement [Member]
Voting rights description																																	Pursuant to the August 2019 Purchase Agreement (see Note 6), by and among the Company and the investors named therein (the "August 2019 Investors"), the Company is required to keep reserved for issuance to the August 2019 Investors three times the number of shares of common stock issuable to the August 2019 Investors upon conversion or exercise, as applicable, of convertible notes and warrants held by the August 2019 Investors (the "August 2019 Reserve Requirement"). If the Company fails to meet the August 2019 Reserve Requirement within 45 days after written notice from an August 2019 Investor, the Company must, inter alia, sell to the Lead Investor (as defined in the August 2019 Purchase Agreement) for $100 a series of preferred stock which holds voting power equal to 51% of the number of votes eligible to vote at any special or annual meeting of the Company's stockholders (with the power to take action by written consent in lieu of a stockholders meeting) for the sole purpose of amending the Company's Amended and Restated Articles of Incorporation to increase the number of shares of common stock that the Company is authorized to issue, which such preferred stock will be automatically cancelled upon the effectiveness of the resulting increase in the Company's authorized stock.
Voting percentage																																	51.00%
Series B Convertible Preferred Stock [Member] | Prime EFS, LLC [Member]
Number of stock issued for service rendered | shares																		1,000,000
Shares issued, price per share | $ / shares																		$ 2.50
Stock-based compensation																		$ 2,500,000
Series B preferred stock [Member]
Number of stock issued for service rendered | shares																																			1,000,000					1,000,000
Number of share issued for common stock | shares		1,000,000																																398,350,000
Conversion of common stock shares issued | shares		1,000,000
Conversion of stock | shares																																		398,350
Conversion ratio description																																		The conversion ratio was 1,000 shares of common stock for each share of Series D based on the Series D COD.
Value of stock issued for service rendered																																			$ 1,000					$ 1,000
Series B preferred stock [Member] | Bellridge [Member]
Conversion of common stock shares issued | shares																																	700,000
Series D Exchanges [Member] | Board of Directors [Member]
Preferred stock, par value | $ / shares	$ 0.001																																	$ 0.001				$ 0.001
Voting rights description																																						The Board to issue any or all of such shares of preferred stock in one (1) or more classes or series and to fix the designations, powers, preferences and rights, the qualifications, limitations or restrictions thereof, including dividend rights, dividend rates, conversion rights, voting rights, terms of redemption, redemption prices, liquidation preferences and the number of shares constituting any class or series, without further vote or action by the stockholders.
Preferred stock, shares issued | shares	100,000,000																																	100,000,000				100,000,000
Series D preferred stock [Member]
Preferred stock, par value | $ / shares	$ 0.001		$ 6.00																											$ 6.00				$ 0.001				$ 0.001		$ 0.001
Number of stock issued for service rendered | shares
Preferred stock, shares issued | shares	124,376		1,250,000																											1,250,000				124,376				124,376		0
Proceeds from subsequent financing percentage			25.00%
Conversion of stock | shares			1,000
Common stock outstanding shares percentage			4.99%
Reverse split description			Subject to a beneficial ownership limitation and customary adjustments for stock dividends and stock splits, each share of Series D is convertible into 1,000 shares of common stock. A holder of Series D may not convert any shares of Series D into common stock if the holder (together with the holder's affiliates and any persons acting as a group together with the holder or any of the holder's affiliates) would beneficially own in excess of 4.99% of the number of shares of common stock outstanding immediately after giving effect to the conversion, as such percentage ownership is determined in accordance with the terms of the Series D COD. However, upon notice from the holder to the Company, the holder may decrease or increase the beneficial ownership limitation, which may not exceed 9.99% of the number of shares of common stock outstanding immediately after giving effect to the exercise, as such percentage ownership is determined in accordance with the terms of the Series D COD, provided that any such increase or decrease in the beneficial ownership limitation will not take effect until 61 days following notice to the Company.
Value of stock issued for service rendered
Series D preferred stock [Member] | Exchange Agreements [Member] | Investors [Member] | August 2019 Notes [Member]
Warrant to purchase shares of common stock | shares			522,726																											522,726
Series D preferred stock [Member] | Exchange Agreements [Member] | Two Investors [Member] | August 2019 Notes [Member]
Warrant to purchase shares of common stock | shares			522,726																											522,726